Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Measurement of fair values
Liabilities at beginning of period	$ 420,366
Gain included in finance cost
Liabilities at end of period	401,544
Share warrant obligation | Level 3
Measurement of fair values
Liabilities at beginning of period	1,278	$ 13,035
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	(265)	(10,605)
Gain included in finance cost
Liabilities at end of period	1,013	2,430
Put option liability | Level 3
Measurement of fair values
Liabilities at beginning of period	28,995	27,475
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	129	770
Gain included in finance cost
Cubic Games Ltd's put option exercise	(14,122)
Liabilities at end of period	$ 15,002	28,245
Other non-current liabilities | Level 3
Measurement of fair values
Liabilities at beginning of period		577
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value		(507)
Gain included in finance cost
Liabilities at end of period		$ 70